S000004330 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.87%	13.78%	12.48%
Dow Jones U.S. Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.45%	14.09%	12.70%
iShares Dow Jones U.S. ETF
Prospectus [Line Items]
Average Annual Return, Percent	24.20%	13.88%	12.50%
Performance Inception Date				Jun. 12, 2000
iShares Dow Jones U.S. ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.52%	12.07%
iShares Dow Jones U.S. ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.54%	11.07%	10.31%